Registration No. 33-12
1940 Act File No. 811-4401
Rule 497(e)

NORTH TRACK FUNDS, INC.

________________________________________

Supplement Dated February 2, 2009
To
Prospectuses Dated March 1, 2008, as Supplemented on April 9, 2008, as Amended on September 22, 2008, as Supplemented on October 10, 2008, and as Supplemented on November 4, 2008.

New Portfolio Manager for the Wisconsin Tax-Exempt Fund.

Effective December 5, 2008, Mr. Michael Sanders joined Mr. Richard D. Scargill as a member of the team that will manage the portfolio of the Wisconsin Tax-Exempt Fund.  Mr. Sanders replaces Ms. Wendy W. Stojadinovic, a former Portfolio Manager for the Wisconsin Tax-Exempt Fund, who resigned from her positions with the Fund and with Ziegler Capital Management, LLC effective December 5, 2008 to pursue other interests.

Mr. Michael S. Sanders joined Ziegler Capital Management, LLC as a Research Analyst in June 2004.  In May 2007, Mr. Sanders was promoted to Assistant Portfolio Manager and held that position until December 2008 when he was promoted to Vice President, Portfolio Manager.  Mr. Sanders holds a B.B.A. in finance from St. Norbert College, DePere, Wisconsin, where he graduated Cum Laude and he also holds a Masters of Science in financial economics from Marquette University in Milwaukee.  Additionally, he has earned the Chartered Financial Analyst (CFA) and Financial Risk Manager (FRM) designations.

NORTH TRACK FUNDS, INC.

________________________________________

Supplement Dated February 2, 2009
To
Statement of Additional Information Dated March 1, 2008, as Supplemented on April 9, 2008, as Amended on September 22, 2008, as Supplemented on October 10, 2008, as Supplemented on November 4, 2008, and as Supplemented on December 5, 2008

Resignation of the Funds’ Chief Financial Officer

Mr. Todd A. Krause, the Chief Financial Officer and Treasurer for the Funds, announced that, effective January 16, 2009, he is resigning from his positions with the Funds and with Ziegler Capital Management, LLC to pursue other interests. The Funds’ Board of Directors has appointed Victoria A. Nonhof as Chief Financial Officer and Treasurer effective upon Mr. Krause’s resignation.

The table on page 33 of the Funds’ Statement of Additional Information (“SAI”) is hereby amended to remove Mr. Krause’s biographical and other information and replaced with the following information:

Name, Address and Age	Position(s) Held with North Track Funds, Inc.	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of North Track Funds Overseen by Director	Other Directorships/ Trusteeships Held by Director
Victoria A. Nonhof Birth date: 5/31/60	Chief Financial Officer and Treasurer	Since 2009
Vice President and Treasurer, The Ziegler Companies, Inc., November 2007 to January 2009; Interim Chief Financial Officer and Treasurer , North Track Funds, Inc., November 2007; employed by The Ziegler Companies, Inc. and its affiliates in various positions from 1983 to November 2007.
				None	None

Ms. Nonhof's business address is 200 South Wacker Drive, Suite 2000, Chicago, Illinois 60606.

New Portfolio Manager for the Wisconsin Tax-Exempt Fund.

Effective December 5, 2008, Mr. Michael Sanders joined Mr. Richard D. Scargill as a member of the team that will manage the portfolio of the Wisconsin Tax-Exempt Fund.  Mr. Sanders replaces Ms. Wendy W. Stojadinovic, a former Portfolio Manager for the Wisconsin Tax-Exempt Fund, who resigned from her positions with the Fund and with Ziegler Capital Management, LLC effective December 5, 2008 to pursue other interests.

The table below sets forth the dollar range of shares of the Funds owned, directly and indirectly, by Mr. Sanders as of December 31, 2008.

Name of Portfolio Manager	Dollar Range of Equity Securities in each North Track Fund	Aggregate Dollar Range of Equity Securities in all North Track Funds
Michael Sanders
None (Large Cap Equity)
None (Equity Income Fund)
None (Geneva Growth)
None (NYSE Arca Tech 100 Index Fund)
None (Dow Jones U.S. Health Care 100 Plus)
None (Dow Jones U.S. Financial 100 Plus)
None (Strategic Allocation)
None (S&P 100 Index)
None (Wisconsin Tax-Exempt)
$1-10,000 (Cash Reserve)

$1-10,000

As of December 5, 2008, Mr. Sanders did not manage any registered investment company, pooled investment vehicle or other account, except for the Wisconsin Tax-Exempt Fund.